UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22022

Advent Claymore Convertible Securities and Income Fund II
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – January 31, 2015

Item 1.   Schedule of Investments.
Attached hereto.

Advent Claymore Convertible Securities and Income Fund II

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 6.3%
Consumer, Non-cyclical - 1.7%
GlaxoSmithKline plc ADR7	40,000	$1,760,000
Gilead Sciences, Inc.*,7,8	11,700	1,226,511
Roche Holding AG	4,000	1,080,811
Total Consumer, Non-cyclical		4,067,322
Energy - 1.6%
Occidental Petroleum Corp.7	30,000	2,400,000
Royal Dutch Shell plc — Class B ADR	22,600	1,446,174
Total Energy		3,846,174
Consumer, Cyclical - 1.0%
American Airlines Group, Inc. 7	30,300	1,487,124
Wynn Resorts Ltd.	5,400	798,930
Total Consumer, Cyclical		2,286,054
Financial - 0.9%
NorthStar Realty Finance Corp.7	48,675	920,444
Delta Lloyd N.V.	40,000	757,416
Citigroup, Inc.	10,000	469,500
Total Financial		2,147,360
Basic Materials - 0.6%
Dow Chemical Co.7	33,600	1,517,376
Technology - 0.5%
Apple, Inc.8	10,100	1,183,316
Total Common Stocks
(Cost $15,623,127)		15,047,602
CONVERTIBLE PREFERRED STOCKS† - 10.3%
Financial – 2.9%
Wells Fargo & Co.
7.50%6,7	4,519	5,617,117
American Tower Corp.
5.25% due 05/15/17	12,200	1,338,950
Total Financial		6,956,067
Consumer, Non-cyclical - 2.8%
Tyson Foods, Inc.
4.75% due 07/15/177	112,545	5,567,601
Kindred Healthcare, Inc
7.50% due 12/01/177	1,139	1,102,191
Total Consumer, Non-cyclical		6,669,792
Utilities- 1.8%
Dominion Resources, Inc.
6.38% due 07/01/177	42,510	2,198,617
NextEra Energy, Inc.
5.89% due 09/01/157	20,450	1,406,756
Exelon Corp.
6.50% due 06/01/177	12,000	631,320
Total Utilities		4,236,693
Energy - 1.5%
Chesapeake Energy Corp.
5.75%1,6,7	2,440	2,475,075
Chesapeake Energy Corp.
5.75%6,7	1,000	1,019,295
Total Energy		3,494,370
Industrial – 0.8%
United Technologies Corp.
7.50% due 08/01/157	20,765	1,244,654
Stanley Black & Decker, Inc
6.25% due 11/17/167	6,100	701,927
Total Industrial		1,946,581

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 10.3% (continued)
Basic Materials - 0.5%
Alcoa, Inc.
5.38% due 10/01/177	24,764	1,238,200
Total Convertible Preferred Stocks
(Cost $24,449,412)		24,541,703
SHORT TERM INVESTMENTS† - 3.6%
Goldman Sachs Financial Prime Obligations - Administration Share Class9	8,547,663	8,547,663
Total Short Term Investments
(Cost $8,547,663)		8,547,663

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 90.2%
Communications - 19.2%
Twitter, Inc.
1.00% due 09/15/211,7	5,350,000	4,794,937
0.25% due 09/15/191,7	4,878,000	4,417,638
Ctrip.com International Ltd.
1.25% due 10/15/187	5,647,000	5,555,235
Priceline Group, Inc.
1.00% due 03/15/181,7	2,407,000	3,014,768
0.90% due 09/15/217	1,675,000	1,564,031
SINA Corp.
1.00% due 12/01/187	3,500,000	3,211,250
Ciena Corp.
0.88% due 06/15/177	2,000,000	1,985,000
4.00% due 12/15/207	703,000	855,463
Clearwire Communications LLC / Clearwire Finance, Inc.
8.25% due 12/01/401,7	2,587,000	2,806,895
Qihoo 360 Technology Company Ltd.
0.50% due 08/15/201,7	1,678,000	1,469,299
1.75% due 08/15/211,7	1,327,000	1,112,192
Yahoo!, Inc.
0.00% due 12/01/182,7	2,107,000	2,288,729
Liberty Interactive LLC
0.75% due 03/30/437	1,453,000	1,896,165
Liberty Media Corp.
1.38% due 10/15/237	1,744,000	1,699,310
Nokia OYJ
5.00% due 10/26/177	500,000 EUR	1,594,839
Telecom Italia Finance S.A.
6.13% due 11/15/167	1,000,000 EUR	1,512,970
Yandex N.V.
1.13% due 12/15/18	1,919,000	1,483,627
Web.com Group, Inc.
1.00% due 08/15/18	1,600,000	1,401,000
Alcatel Lucent
0.00% due 01/30/192,7	280,000 EUR	1,379,824
LinkedIn Corp.
0.50% due 11/01/191	834,000	883,002
Vipshop Holdings Ltd.
1.50% due 03/15/19	468,000	611,033
Total Communications		45,537,207
Financial - 16.5%
Colony Financial, Inc.
3.88% due 01/15/217	4,240,000	4,441,400
BENI Stabili SpA
3.38% due 01/17/187	2,300,000 EUR	3,153,454

Advent Claymore Convertible Securities and Income Fund II

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 90.2% (continued)
Financial - 16.5% (continued)
Forest City Enterprises, Inc.
3.63% due 08/15/207	2,452,000	2,766,162
Azimut Holding SpA
2.13% due 11/25/20	2,100,000 EUR	2,719,282
Starwood Property Trust, Inc.
4.00% due 01/15/197	2,175,000	2,465,906
IMMOFINANZ AG
1.50% due 09/11/197	2,000,000 EUR	2,430,907
Air Lease Corp.
3.88% due 12/01/187	1,378,000	1,874,941
American Realty Capital Properties, Inc.
3.00% due 08/01/18	2,000,000	1,863,750
Aabar Investments PJSC
4.00% due 05/27/167	1,200,000 EUR	1,781,372
AYC Finance Ltd.
0.50% due 05/02/197	1,525,000	1,727,063
Criteria CaixaHolding S.A.
1.00% due 11/25/177	1,200,000 EUR	1,506,481
Hong Kong Exchanges and Clearing Ltd.
0.50% due 10/23/177	1,150,000	1,398,400
Radian Group, Inc.
2.25% due 03/01/197	889,000	1,359,059
CaixaBank S.A.
4.50% due 11/22/167	1,200,000 EUR	1,197,250
Element Financial Corp.
5.13% due 06/30/191	1,321,000 CAD	1,135,605
BNP Paribas S.A.
0.25% due 09/21/15	900,000 EUR	1,090,151
PRA Group, Inc.
3.00% due 08/01/207	1,030,000	1,064,119
Haitong International Securities Group, Ltd.
1.25% due 11/04/19	7,000,000 HKD	948,226
Host Hotels & Resorts, LP
2.50% due 10/15/291,7	509,000	906,656
Brookdale Senior Living, Inc.
2.75% due 06/15/187	693,000	893,104
Conwert Immobilien Invest SE
4.50% due 09/06/18	700,000 EUR	880,203
Fidelity National Financial, Inc.
4.25% due 08/15/187	442,000	848,640
Unite Jersey Issuer Ltd.
2.50% due 10/10/187	500,000 GBP	817,410
Total Financial		39,269,542
Technology - 13.7%
SunEdison, Inc.
0.25% due 01/15/201,7	3,864,000	3,622,500
2.38% due 04/15/221	700,000	703,500
Lam Research Corp.
0.50% due 05/15/167	2,224,000	2,859,230
Kingsoft Corp. Ltd.
1.25% due 04/11/197	22,000,000 HKD	2,606,938
Cornerstone OnDemand, Inc.
1.50% due 07/01/187	2,235,000	2,209,857
SanDisk Corp.
0.50% due 10/15/207	1,850,000	1,980,656

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 90.2% (continued)
Technology - 13.7% (continued)
Micron Technology, Inc.
3.00% due 11/15/437	1,646,000	1,921,706
Proofpoint, Inc.
1.25% due 12/15/187	1,197,000	1,677,297
Microchip Technology, Inc.
2.13% due 12/15/377	880,000	1,574,099
Intel Corp.
3.48% due 12/15/357	1,229,000	1,550,075
NVIDIA Corp.
1.00% due 12/01/187	1,195,000	1,351,844
ASM Pacific Technology Ltd.
2.00% due 03/28/197	10,000,000 HKD	1,323,299
Epistar Corp.
0.00% due 08/07/182	1,200,000	1,278,600
Nuance Communications, Inc.
2.75% due 11/01/311,7	1,286,000	1,275,550
ServiceNow, Inc.
0.00% due 11/01/182,7	1,064,000	1,272,811
Red Hat, Inc.
0.25% due 10/01/191,7	1,107,000	1,258,520
Akamai Technologies, Inc.
0.00% due 02/15/191,2,7	1,027,000	1,041,126
PROS Holdings, Inc.
2.00% due 12/01/191,7	1,013,000	1,004,769
Verint Systems, Inc.
1.50% due 06/01/21	853,000	912,177
Citrix Systems, Inc.
0.50% due 04/15/191,7	476,000	492,660
Brocade Communications Systems, Inc.
1.38% due 01/01/201	330,000	338,869
Allscripts Healthcare Solutions, Inc.
1.25% due 07/01/20	323,000	313,714
Total Technology		32,569,797
Consumer, Non-cyclical - 13.7%
Omnicare, Inc.
3.25% due 12/15/357	2,500,000	2,704,687
3.50% due 02/15/447	1,708,000	2,064,545
Hologic, Inc.
0.00% due 12/15/433,7,12	2,300,000	2,611,938
Anthem, Inc.
2.75% due 10/15/427	1,383,000	2,531,755
Salix Pharmaceuticals Ltd.
1.50% due 03/15/197	1,092,000	2,300,025
J Sainsbury plc
1.25% due 11/21/19	1,400,000 GBP	2,237,231
Gilead Sciences, Inc.
1.63% due 05/01/16	408,000	1,878,841
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/207	1,392,000	1,799,159
Molina Healthcare, Inc.
1.13% due 01/15/207	1,089,000	1,460,621
Jazz Investments I Ltd.
1.88% due 08/15/211,7	1,180,000	1,375,438
HealthSouth Corp.
2.00% due 12/01/437	1,089,000	1,338,789

Advent Claymore Convertible Securities and Income Fund II

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 90.2% (continued)
Consumer, Non-cyclical - 13.7% (continued)
Isis Pharmaceuticals, Inc.
1.00% due 11/15/211	887,000	1,077,151
Illumina, Inc.
0.50% due 06/15/211,7	907,000	1,073,094
DP World Ltd.
1.75% due 06/19/247	1,000,000	1,052,500
Euronet Worldwide, Inc.
1.50% due 10/01/441,7	1,007,000	961,056
Wright Medical Group, Inc.
2.00% due 08/15/177	811,000	924,540
Array BioPharma, Inc.
3.00% due 06/01/207	744,000	917,910
Temp Holdings, Co.
0.00% due 09/19/182	73,000,000 JPY	900,343
Medivation, Inc.
2.63% due 04/01/17	412,000	874,728
Incyte Corp.
1.25% due 11/15/207	504,000	825,300
Macquarie Infrastructure Company LLC
2.88% due 07/15/197	627,000	723,009
Ligand Pharmaceuticals, Inc.
0.75% due 08/15/191,7	539,000	557,528
Theravance, Inc.
2.13% due 01/15/237	537,000	375,565
Total Consumer, Non-cyclical		32,565,753
Consumer, Cyclical - 12.2%
Jarden Corp.
1.50% due 06/15/197	2,033,000	2,716,596
Fiat Chrysler Automobiles NV
7.88% due 12/15/16	21,700	2,551,106
Faurecia
3.25% due 01/01/187	5,957,000 EUR	2,458,126
Iconix Brand Group, Inc.
1.50% due 03/15/187	1,020,000	1,207,426
2.50% due 06/01/167	1,002,000	1,182,359
Volkswagen International Finance N.V.
5.50% due 11/09/151,7	1,800,000 EUR	2,379,157
MGM Resorts International
4.25% due 04/15/157	2,144,000	2,353,040
Steinhoff Finance Holding GmbH
4.00% due 01/30/217	1,300,000 EUR	1,904,323
Ryland Group, Inc.
1.63% due 05/15/187	1,303,000	1,804,655
TUI A.G.
2.75% due 03/24/167	1,970,000 EUR	1,764,030
International Consolidated Airlines Group S.A.
1.75% due 05/31/187	800,000 EUR	1,568,275
Resorttrust, Inc.
0.00% due 07/27/182	115,000,00 JPY	1,347,369
Sekisui House Co.
0.00% due 07/05/162,7	70,000,000 JPY	914,741
Standard Pacific Corp.
1.25% due 08/01/327	748,000	823,735
Meritor, Inc.
4.00% due 02/15/193,7	784,000	818,300

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 90.2% (continued)
Consumer, Cyclical - 12.2% (continued)
Adidas A.G.
0.25% due 06/14/19	600,000 EUR	760,756
Sonae Investments B.V.
1.63% due 06/11/19	700,000 EUR	748,445
Rallye S.A.
1.00% due 10/02/207	561,963 EUR	700,321
LGI Homes, Inc.
4.25% due 11/15/191	500,000	451,563
Toray Industries, Inc.
0.00% due 08/30/192	40,000,000 JPY	423,105
Total Consumer, Cyclical		28,877,428
Industrial - 8.7%
OSG Corp.
0.00% due 04/04/222	210,000,000 JPY	2,482,760
Siemens Financieringsmaatschappij N.V.
1.65% due 08/16/197	1,750,000	2,031,645
Larsen & Toubro Ltd.
0.68% due 10/22/19	1,646,000	1,773,566
Ebara Corp.
0.00% due 03/19/182,7	167,000,000 JPY	1,615,407
Deutsche Post A.G.
0.60% due 12/06/19	1,000,000 EUR	1,600,932
MISUMI Group, Inc.
0.00% due 10/22/182,7	1,300,000	1,496,624
BW Group Ltd.
1.75% due 09/10/19	1,800,000	1,485,000
Nidec Corp.
0.00% due 09/18/152,7	105,000,000 JPY	1,359,150
Yaskawa Electric Corp.
0.00% due 03/16/172,7	95,000,000 JPY	1,114,055
Mitsui OSK Lines, Ltd.
0.00% due 04/24/202	1,000,000	980,000
Chart Industries, Inc.
2.00% due 08/01/187	1,033,000	967,792
Fluidigm Corp.
2.75% due 02/01/347	910,000	963,463
KUKA A.G.
2.00% due 02/12/18	500,000 EUR	938,363
Greenbrier Companies, Inc.
3.50% due 04/01/187	500,000	717,813
Vishay Intertechnology, Inc.
2.25% due 11/15/401,7	642,000	688,144
UTi Worldwide, Inc.
4.50% due 03/01/191	501,000	544,211
Total Industrial		20,758,925
Utilities - 3.1%
ENN Energy Holdings Ltd.
0.00% due 02/26/182,7	3,250,000	3,640,000
China Power International Development Ltd.
2.75% due 09/18/17	8,000,000 CNY	2,504,431
CenterPoint Energy, Inc.
4.18% due 12/15/153,7	19,207	1,182,431
Total Utilities		7,326,862

Advent Claymore Convertible Securities and Income Fund II

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 90.2% (continued)
Energy - 1.2%
Technip SA
0.50% due 01/01/167	1,794,000 EUR	1,682,715
Chesapeake Energy Corp.
2.25% due 12/15/387	783,000	730,637
Helix Energy Solutions Group, Inc.
3.25% due 03/15/32	500,000	536,875
Total Energy		2,950,227
Basic Materials - 1.2%
Royal Gold, Inc.
2.88% due 06/15/197	2,250,000	2,437,031
B2Gold Corp.
3.25% due 10/01/18	500,000	464,063
ShengdaTech, Inc.
6.50% due 12/15/15†††,1,4,7,10	2,840,000	5,680
Total Basic Materials		2,906,774
Diversified - 0.7%
Misarte
3.25% due 01/01/167	812,500 EUR	1,700,087
Total Convertible Bonds
(Cost $217,615,612)		214,462,601
CORPORATE BONDS†† - 56.2%
Consumer, Non-cyclical - 12.4%
Tenet Healthcare Corp.
6.00% due 10/01/207	3,200,000	3,471,999
8.13% due 04/01/22	330,000	372,900
Prospect Medical Holdings, Inc.
8.38% due 05/01/191,7	2,264,000	2,416,820
United Rentals North America, Inc.
7.38% due 05/15/20	1,500,000	1,621,875
5.75% due 11/15/24	660,000	673,200
HCA, Inc.
6.50% due 02/15/20	1,700,000	1,916,750
Valeant Pharmaceuticals International
6.75% due 08/15/211,7	1,125,000	1,188,281
6.38% due 10/15/201	500,000	530,625
CHS/Community Health Systems, Inc.
5.13% due 08/15/187	1,500,000	1,557,000
HCA Holdings, Inc.
7.75% due 05/15/217	1,425,000	1,526,531
Mallinckrodt International Finance S.A.
3.50% due 04/15/187	1,300,000	1,267,500
Health Net, Inc.
6.38% due 06/01/177	1,125,000	1,208,779
Biomet, Inc.
6.50% due 08/01/207	1,125,000	1,202,344
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	1,125,000	1,181,250
Land O'Lakes Capital Trust I
7.45% due 03/15/281,7	1,000,000	1,040,000

	Face
	Amount~	Value
CORPORATE BONDS†† - 56.2% (continued)
Consumer, Non-cyclical - 12.4% (continued)
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/191,7	950,000	1,038,065
Cott Beverages, Inc.
6.75% due 01/01/201,7	990,000	980,100
Cenveo Corp.
8.50% due 09/15/22	750,000	616,875
11.50% due 05/15/171,7	330,000	321,750
Gentiva Health Services, Inc.
11.50% due 09/01/187	750,000	795,938
Sotheby's
5.25% due 10/01/221,7	750,000	716,250
Novasep Holding SAS
8.00% due 12/15/161,7	750,000	706,949
Omnicare, Inc.
5.00% due 12/01/247	330,000	344,850
4.75% due 12/01/227	330,000	343,200
Vector Group Ltd.
7.75% due 02/15/217	375,000	399,375
HealthSouth Corp.
8.13% due 02/15/207	375,000	392,813
JLL/Delta Dutch Newco BV
7.50% due 02/01/221,7	375,000	381,094
Cerberus Nightingale 1 SARL
8.25% due 02/01/20	330,000 EUR	372,389
R&R Ice Cream plc
5.50% due 05/15/201,7	250,000 GBP	366,509
FAGE Dairy Industry S.A. / FAGE USA Dairy Industry, Inc.
9.88% due 02/01/201	240,000	250,800
Live Nation Entertainment, Inc.
7.00% due 09/01/201	180,000	193,050
Total Consumer, Non-cyclical		29,395,861
Industrial - 7.8%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
7.13% due 04/15/197	1,570,000	1,629,855
5.75% due 10/15/207	1,155,000	1,183,875
Cemex SAB de CV
3.00% due 03/13/151,7	2,675,000	2,668,313
Sanmina Corp.
4.38% due 06/01/191,7	1,350,000	1,333,125
Clean Harbors, Inc.
5.13% due 06/01/217	750,000	759,375
5.25% due 08/01/207	550,000	558,250
MasTec, Inc.
4.88% due 03/15/237	1,230,000	1,150,050
Navios Maritime Holdings Incorporated / Navios Maritime Finance II US Inc
7.38% due 01/15/221,7	750,000	671,250
8.13% due 02/15/197	375,000	298,125
Cleaver-Brooks, Inc.
8.75% due 12/15/191	825,000	864,188

Advent Claymore Convertible Securities and Income Fund II

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† - 56.2% (continued)
Industrial - 7.8% (continued)
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/211,7	875,000	833,438
Teekay Corp.
6.48% due 10/09/15	6,000,000 NOK	774,144
Waterjet Holdings, Inc.
7.63% due 02/01/201,7	750,000	772,500
Casella Waste Systems, Inc.
7.75% due 02/15/19	750,000	757,500
Boise Cascade Co.
6.38% due 11/01/207	650,000	685,750
Eletson Holdings
9.63% due 01/15/221,7	660,000	643,500
Dispensing Dynamics International
12.50% due 01/01/181,7	575,000	606,625
Silk Bidco AS
7.50% due 02/01/22	495,000 EUR	558,583
LSB Industries, Inc.
7.75% due 08/01/197	463,000	479,205
Permian Holdings, Inc.
10.50% due 01/15/181,7	683,000	454,195
Pfleiderer GmbH
7.88% due 08/01/191,7	375,000 EUR	401,714
Navios South American Logistics Incorporated / Navios Logistics Finance US Inc
7.25% due 05/01/221,7	300,000	287,625
KLX, Inc.
5.88% due 12/01/221	165,000	163,350
Total Industrial		18,534,535
Financial - 7.6%
Credit Agricole S.A.
7.88%1,5,6,7	3,525,000	3,650,631
Ally Financial, Inc.
8.00% due 03/15/207	2,110,000	2,521,450
Synovus Financial Corp.
7.88% due 02/15/197	2,102,000	2,354,240
CIT Group, Inc.
5.50% due 02/15/191,7	2,175,000	2,314,254
Emma Delta Finance
12.00% due 10/15/171	1,500,000 EUR	1,734,992
Kennedy-Wilson, Inc.
5.88% due 04/01/247	825,000	836,798
Corrections Corporation of America
4.63% due 05/01/23	825,000	825,000
Covenant Surgical Partners, Inc.
8.75% due 08/01/191,7	750,000	748,125
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 06/01/227	850,000	735,250
E*TRADE Financial Corp.
5.38% due 11/15/227	660,000	694,650
Ocwen Financial Corp.
6.63% due 05/15/191	660,000	514,800

	Face
	Amount~	Value
CORPORATE BONDS†† - 56.2% (continued)
Financial - 7.6% (continued)
Omega Healthcare Investors, Inc.
5.88% due 03/15/247	360,000	382,500
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/221,7	375,000	340,313
DuPont Fabros Technology, LP
5.88% due 09/15/217	300,000	312,750
Greystar Real Estate Partners LLC
8.25% due 12/01/221	150,000	153,750
Total Financial		18,119,503
Basic Materials - 7.6%
Celanese US Holdings LLC
5.88% due 06/15/217	3,431,000	3,696,903
4.63% due 11/15/227	750,000	751,875
Ashland, Inc.
4.75% due 08/15/227	4,276,000	4,370,072
FMG Resources August 2006 Pty Ltd.
8.25% due 11/01/191,7	1,973,000	1,758,436
Steel Dynamics, Inc.
5.13% due 10/01/211	750,000	766,875
6.38% due 08/15/227	500,000	536,250
Sappi Papier Holding GmbH
6.63% due 04/15/211,7	800,000	824,000
Appvion, Inc.
9.00% due 06/01/201,7	1,125,000	769,219
Cornerstone Chemical Co.
9.38% due 03/15/187	750,000	763,125
First Quantum Minerals Ltd.
6.75% due 02/15/201,7	416,000	355,680
7.00% due 02/15/211,7	416,000	350,480
Verso Paper Holdings LLC / Verso Paper, Inc.
11.75% due 01/15/19	660,000	648,450
Compass Minerals International, Inc.
4.88% due 07/15/241,7	660,000	646,800
St. Barbara Ltd.
8.88% due 04/15/181	750,000	603,750
Commercial Metals Co.
4.88% due 05/15/237	530,000	503,500
Kissner Milling Company Ltd.
7.25% due 06/01/191,7	375,000	376,875
HIG BBC Intermediate Holdings LLC / HIG BBC Holdings Corp.
10.50% due 09/15/181,7,11	375,000	358,125
Total Basic Materials		18,080,415
Communications - 7.1%
Starz LLC / Starz Finance Corp.
5.00% due 09/15/197	3,063,000	3,131,917
UPCB Finance III Ltd.
6.63% due 07/01/201,7	2,600,000	2,716,999
Equinix, Inc.
4.88% due 04/01/20	1,200,000	1,230,000
5.38% due 04/01/237	750,000	781,875
Sprint Communications, Inc.
9.00% due 11/15/18	660,000	762,300
11.50% due 11/15/211	602,000	728,420

Advent Claymore Convertible Securities and Income Fund II

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† - 56.2% (continued)
Communications - 7.1% (continued)
Sprint Corp.
7.88% due 09/15/237	1,174,000	1,196,013
DISH DBS Corp.
6.75% due 06/01/217	825,000	898,218
EarthLink Holdings Corp.
7.38% due 06/01/207	825,000	837,375
Numericable-SFR
4.88% due 05/15/191	750,000	752,813
Wind Acquisition Finance S.A.
7.00% due 04/23/21	660,000 EUR	747,570
Altice S.A.
7.75% due 05/15/221, 7	689,000	714,838
ViaSat, Inc.
6.88% due 06/15/207	662,000	692,618
West Corp.
5.38% due 07/15/221	660,000	633,600
Clear Channel Worldwide Holdings, Inc.
6.50% due 11/15/227	391,000	405,174
Telesat Canada / Telesat LLC
6.00% due 05/15/171,7	350,000	355,425
iHeartCommunications, Inc.
11.25% due 03/01/217	188,000	192,465
Total Communications		16,777,620
Energy - 5.2%
Penn Virginia Corp.
8.50% due 05/01/20	2,708,000	2,261,179
PBF Holding Company LLC / PBF Finance Corp.
8.25% due 02/15/207	1,125,000	1,153,125
Alta Mesa Holdings Limited Partnership / Alta Mesa Finance Services Corp.
9.63% due 10/15/18	1,258,000	1,018,980
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.13% due 10/15/217	900,000	918,000
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
5.88% due 03/01/22	825,000	907,500
Oasis Petroleum, Inc.
6.88% due 03/15/227	950,000	879,344
QEP Resources, Inc.
6.88% due 03/01/217	825,000	853,875
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
5.75% due 02/15/217	825,000	781,688
Tesoro Corp.
5.38% due 10/01/22	750,000	772,500
Clayton Williams Energy, Inc.
7.75% due 04/01/197	750,000	648,750
California Resources Corp.
5.50% due 09/15/211,7	660,000	557,700

	Face
	Amount~	Value
CORPORATE BONDS†† - 56.2% (continued)
Energy - 5.2% (continued)
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/227	760,000	490,200
W&T Offshore, Inc.
8.50% due 06/15/197	750,000	483,750
Energy XXI Gulf Coast, Inc.
9.25% due 12/15/17	430,000	241,875
CONSOL Energy, Inc.
5.88% due 04/15/227	250,000	218,125
Precision Drilling Corp.
5.25% due 11/15/241,7	250,000	203,750
Total Energy		12,390,341
Consumer, Cyclical - 5.0%
MGM Resorts International
5.25% due 03/31/207	1,000,000	1,005,000
6.00% due 03/15/237	825,000	837,375
Chrysler Group LLC / CG Company-Issuer, Inc.
8.00% due 06/15/197	1,500,000	1,584,374
Lennar Corp.
4.50% due 06/15/197	1,350,000	1,370,250
Churchill Downs, Inc.
5.38% due 12/15/217	1,050,000	1,039,499
Chinos Intermediate Holdings A, Inc.
7.75% due 05/01/191,11	990,000	839,025
Carlson Wagonlit BV
6.88% due 06/15/191,7	750,000	789,375
Allied Specialty Vehicles, Inc.
8.50% due 11/01/191,7	750,000	783,750
Regal Entertainment Group
5.75% due 03/15/227	742,000	741,073
Dana Holding Corp.
6.75% due 02/15/217	675,000	720,563
Speedway Motorsports, Inc.
5.13% due 02/01/231	660,000	674,850
Travelex Financing plc
8.00% due 08/01/181,7	375,000 GBP	592,534
Magnolia BC S.A.
9.00% due 08/01/201	375,000 EUR	405,273
First Cash Financial Services, Inc.
6.75% due 04/01/217	375,000	388,125
Global Partners Limited Partnership / GLP Finance Corp.
6.25% due 07/15/221,7	200,000	197,000
MTR Gaming Group, Inc.
11.50% due 08/01/19	8	9
Total Consumer, Cyclical		11,968,075
Technology - 3.5%
NXP BV / NXP Funding LLC
5.75% due 02/15/211,7	2,350,000	2,485,125
First Data Corp.
11.75% due 08/15/217	957,950	1,107,630
11.25% due 01/15/217	694,000	787,690
12.63% due 01/15/217	415,000	493,331
Nuance Communications, Inc.
5.38% due 08/15/207	1,680,000	1,705,200

Advent Claymore Convertible Securities and Income Fund II

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† - 56.2% (continued)
Technology - 3.5% (continued)
Audatex North America, Inc.
6.00% due 06/15/211,7	1,200,000	1,253,999
Micron Technology, Inc.
5.50% due 02/01/251,7	375,000	377,813
Total Technology		8,210,788
Total Corporate Bonds
(Cost $137,224,049)		133,477,138
SENIOR FLOATING RATE INTERESTS††,5 - 0.9%
Consumer, Non-cyclical - 0.6%
Sprint Industrial Holdings LLC
11.25% due 11/14/19	750,000	716,250
Caraustar Industries, Inc.
7.50% due 05/01/19	539,446	525,960
Total Consumer, Non-cyclical		1,242,210

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 0.9% (continued)
Basic Materials - 0.3%
Vertellus Specialties, Inc.
10.50% due 10/31/19	822,938	781,791
Total Senior Floating Rate Interests
(Cost $2,067,880)		2,024,001
Total Investments - 167.5%
(Cost $405,527,743)		$398,100,708
	Contracts
	(100 shares per contract)	Value
OPTIONS WRITTEN† - 0.0%*,**
Call options on:
Gilead Sciences, Inc. Expiring February 2015 with strike price of $111.00	117	$(18,720)
Apple, Inc. Expiring February 2015 with strike price of $117.00	101	(30,704)
Total Call Options Written
(Premiums received $50,050)		(49,424)
Other Assets & Liabilities, net - (67.5)%		(160,380,057)
Total Net Assets - 100.0%		$237,671,227

~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Notes.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Notes.
†††	Value determined based on Level 3 inputs — See Notes.
1	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $93,026,093 (cost $99,787,578), or 39.1% of total net assets.
2	Zero coupon rate security.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bonds reach full maturity.
4	Security is in default of interest and/or principal obligations.
5	Variable rate security. Rate indicated is rate effective at January 31, 2015.
6	Perpetual maturity.
7	All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of January 31, 2015, the total value was $263,005,175.
8	All or a portion of these securities represent cover for outstanding written option. As of January 31, 2015, the total value of the positions segregated was $2,409,827.
9
All or a portion of these securities are reserved and/or pledged with the custodian for forward exchange currency and options contracts.  As of January 31, 2015, the total amount segregated was $15,273,342.

10	Security was fair valued by the Valuation Committee at January 31, 2015. The total market value of fair valued securities amounts to $5,680 (cost $2,840,000) or less than 0.1% of total net assets.
11	Security is a pay-in-kind bond.
12	Security is an accreting bond until December 15, 2017, with a 4.00% principal accretion rate, and then accretes at a 2.00% principal accretion rate until maturity.

ADR	American Depositary Receipt
B.V	Limited Liability Company
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
GmbH	Limited Liability
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NV	Publicly Traded Company
plc	Public Limited Company
Pty	Proprietary
SA	Corporation
SAB de CV	Publicly Traded Company
SpA	Limited Share Company

Forward exchange currency contracts

	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 1/31/15	Net Unrealized Appreciation (Depreciation)
CAD	1,429,000
for USD	1,225,421	The Bank of New York Mellon	3/19/2015	$1,225,421	$1,126,324	$99,097

CHF	1,080,000
for USD	1,121,588	The Bank of New York Mellon	3/19/2015	1,121,588	1,176,605	(55,017)

EUR	29,350,000
for USD	36,585,362	The Bank of New York Mellon	3/19/2015	36,585,362	33,133,603	3,451,759

EUR	800,000
for USD	983,159	The Bank of New York Mellon	3/19/2015	983,159	903,131	80,028

EUR	465,000
for USD	571,977	The Bank of New York Mellon	3/19/2015	571,977	524,945	47,032

EUR	505,000
for USD	591,002	The Bank of New York Mellon	3/19/2015	591,002	570,101	20,901

EUR	270,000
for USD	312,982	The Bank of New York Mellon	3/19/2015	312,982	304,807	8,175

EUR	376,000
for USD	421,853	The Bank of New York Mellon	3/19/2015	421,853	424,471	(2,618)

EUR	455,000
for USD	516,298	The Bank of New York Mellon	3/19/2015	516,298	513,656	2,642

EUR	7,454
for USD	8,437	The Bank of New York Mellon	2/2/2015	8,437	8,412	25

EUR	8,341,000
for USD	10,397,223	The Bank of New York Mellon	3/19/2015	10,397,223	9,416,265	980,958

EUR	1,288,149
for USD	1,457,927	The Bank of New York Mellon	2/2/2015	1,457,927	1,453,612	4,315

GBP	1,244,000
for USD	1,952,483	The Bank of New York Mellon	3/19/2015	1,952,483	1,867,767	84,716

GBP	713,000
for USD	1,119,068	The Bank of New York Mellon	3/19/2015	1,119,068	1,070,513	48,555

JPY	1,268,000,000
for USD	10,829,184	The Bank of New York Mellon	3/19/2015	10,829,184	10,800,371	28,813

JPY	43,000,000
for USD	358,896	The Bank of New York Mellon	3/19/2015	358,896	366,259	(7,363)

NOK	6,090,000
for USD	819,314	The Bank of New York Mellon	3/19/2015	819,314	784,724	34,590
						$4,826,608

	Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 1/31/15	Net Unrealized Appreciation/ Depreciation
EUR	529,000
for USD	625,736	The Bank of New York Mellon	3/19/2015	$625,736	$597,195	$(28,541)

EUR	530,000
for USD	612,906	The Bank of New York Mellon	3/19/2015	612,906	598,324	(14,582)

EUR	1,010,000
for USD	1,242,357	The Bank of New York Mellon	3/19/2015	1,242,357	1,140,202	(102,155)

EUR	264,000
for USD	308,959	The Bank of New York Mellon	3/19/2015	308,959	298,033	(10,926)

EUR	968,000
for USD	1,122,098	The Bank of New York Mellon	3/19/2015	1,122,098	1,092,788	(29,310)

EUR	1,147,000
for USD	1,298,740	The Bank of New York Mellon	3/19/2015	1,298,740	1,294,863	(3,877)

JPY	48,000,000
for USD	404,807	The Bank of New York Mellon	3/19/2015	404,807	408,847	4,040
						(185,351)

			Total unrealized appreciation for forward exchange currency contracts			$4,641,257

At January 31, 2015 the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments	Net Tax Unrealized Appreciation on Derivatives and Foreign Currency
$407,364,060	$12,596,571	$(21,859,923)	$(9,263,352)	$4,619,485

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the other over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Forward exchange currency contracts are valued daily at current exchange rates. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund values money market funds at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in  accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves);

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value).

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts including forward currency contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs.  Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgements, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within level 2 of the fair value hierarchy.

Transfers between levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

There were no transfers between levels during the period ended January 31, 2015.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of January 31, 2015:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Convertible Bonds	$-	$214,456,921	$5,680	$214,462,601
Corporate Bonds	-	133,477,138	-	$133,477,138
Convertible Preferred Stocks	24,541,703	-	-	$24,541,703
Common Stocks	15,047,602	-	-	$15,047,602
Senior Floating Rate Interests	-	2,024,001	-	$2,024,001
Short Term Investments	8,547,663	-	-	$8,547,663
Forward Exchange Currency Contracts	-	4,895,646	-	$4,895,646
Total	$48,136,968	$354,853,706	$5,680	$402,996,354

Liabilities:
Call Options Written	$49,424	$-	$-	$49,424
Forward Exchange Currency Contracts	-	254,389	-	254,389
Total	$49,424	$254,389	$-	$303,813

If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

The following table summarizes valuation techniques and inputs used in determining the fair value of holdings categorized as Level 3 at January 31, 2015:

	Ending balance as of	Valuation	Unobservable
Category	January 31, 2015	Technique	Inputs
Convertible Bond	$5,680	Last Available	Discount on Last
		Transaction	Transaction Price

A significant change in the unobservable inputs could result in significant changes in the fair value of the securities.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended January 31, 2015:

Level 3 Holdings	Corporate Bonds
Beginning Balance at 10/31/2014	$5,680
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Ending Balance at 1/31/15	$5,680

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund II

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 30, 2015

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	March 30, 2015